COMMITMENTS AND CONTINGENCIES (Details Narrative)				6 Months Ended		12 Months Ended
	Jun. 02, 2025 USD ($)	May 31, 2025 USD ($) $ / shares shares	May 27, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares
Fair value share price | $ / shares						$ 12.04	$ 4.04
Grant-date fair value				$ 39,200,000
Cash				$ 261,079		$ 76,356	$ 472,509
Measurement Input, Option Volatility [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Fair value measurement percentage				58
Measurement Input, Option Volatility [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Fair value measurement percentage				127
Measurement Input, Price Volatility [Member]
Loss Contingencies [Line Items]
Fair value measurement percentage				87
Measurement Input, Risk Free Interest Rate [Member]
Loss Contingencies [Line Items]
Fair value measurement percentage				4.2
Measurement Input, Expected Term [Member]
Loss Contingencies [Line Items]
Fair value measurement expected term				10 years
Measurement Input, Share Price [Member]
Loss Contingencies [Line Items]
Fair value share price | $ / shares				$ 1.96
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Annual salary				$ 360,000		360,000
Mr. David Boulette [Member]
Loss Contingencies [Line Items]
Annual salary		$ 552,000
Monthly base salary		$ 46,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares		20,000,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares		$ 0.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares		4,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares				20,000,000
Mr. Rizvan Jamal [Member]
Loss Contingencies [Line Items]
Cash			$ 50,000
Debt Instrument, Periodic Payment			$ 12,500
Mr. Ali Shadman [Member]
Loss Contingencies [Line Items]
Cash	$ 50,000
Debt Instrument, Periodic Payment	$ 12,500
Mr.Ali and Mr Jamal [Member]
Loss Contingencies [Line Items]
Share-Based Payment Arrangement, Noncash Expense				$ 12,500
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
New lease payment				$ 229		229
Lease rent					$ 1,374	$ 2,748	$ 2,748